FlowStone Opportunity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Shares	Cost	Fair Value	% of Shareholders' Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout		$1,223,474	$1,440,768	0.45%	3/3/2020
Fin VC Flagship II, LP(a)(b)	North America	Venture		706,531	649,405	0.20%	5/6/2021
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund		3,711,805	5,057,757	1.57%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout		1,505,661	1,835,774	0.57%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		621,847	620,000	0.19%	4/8/2020
Trident Capital IX, L.P.(a)(b)	North America	Leveraged Buyout		21,133	(30,000)	-0.01%	9/17/2021
Total Primary Investments (Cost $7,790,451) (2.97%)***					9,573,704

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit		6,772,626	6,989,501	2.16%	10/31/2019
American Securities Partners VI, L.P.(a)(b)(c)	North America	Leveraged Buyout		2,906,415	3,013,560	0.93%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)(c)	North America	Leveraged Buyout		2,159,660	3,350,123	1.03%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)(c)	North America	Leveraged Buyout		3,869,585	6,003,795	1.86%	10/29/2020
Ampersand 2006, L.P.(a)(b)(c)(d)	North America	Venture		-	62,766	0.02%	12/31/2019
Audax Mezzanine Fund III, L.P.(b)(c)(d)	North America	Private Credit		578,157	664,974	0.21%	6/30/2021
Bain Capital Europe III, L.P.(a)(b)(c)	North America	Leveraged Buyout		117,551	113,473	0.04%	12/31/2021
BC European Capital IX, L.P.(a)(b)	Guernsey	Leveraged Buyout		9,651,234	15,122,100	4.69%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)(c)	Guernsey	Leveraged Buyout		2,177,902	2,077,361	0.64%	6/10/2021
Caltius Partners IV, L.P.(a)(b)	North America	Private Credit		4,748,031	5,504,101	1.71%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture		432,808	896,949	0.28%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)(b)	United Kingdom	Leveraged Buyout		1,914,135	2,140,429	0.66%	12/31/2021
Carlyle Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		2,909,574	3,021,801	0.94%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)	North America	Leveraged Buyout		731,001	1,188,416	0.37%	9/30/2021
Catterton Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		546,441	1,051,414	0.33%	12/31/2019
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit		71,337	64,633	0.02%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		1,534,950	1,844,519	0.57%	7/30/2021
Clayton, Dubilier & Rice Fund IX, L.P.(a)(b)	North America	Leveraged Buyout		6,977,977	7,320,797	2.27%	12/31/2021
Court Square Capital Partners (Offshore) III, L.P.(a)(b)(c)	North America	Leveraged Buyout		5,639,844	5,476,870	1.70%	12/31/2021
CRG Partners III (Holdings I) L.P.(b)(c)	North America	Private Credit		568,759	687,834	0.21%	1/1/2020
Crosslink Ventures V, L.P.(a)(b)	North America	Venture		468,540	497,402	0.15%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	Venture		291,049	342,600	0.11%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout		1,453,772	1,573,460	0.49%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)	North America	Leveraged Buyout		1,497,477	4,792,995	1.49%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout		1,261,274	1,584,365	0.49%	6/30/2021
Emerald Partners V, L.P.(a)(b)	North America	Leveraged Buyout		733	1,000	0.00%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture		287,373	254,165	0.08%	12/31/2019
Falcon Strategic Partners III, L.P.(b)	North America	Private Credit		2,029,119	2,829,904	0.88%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture		3,573,341	12,380,006	3.84%	6/30/2020
Francisco Partners III (Cayman), L.P.(a)(b)	North America	Leveraged Buyout		-	714,267	0.22%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout		-	261,004	0.08%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout		-	1,003,281	0.31%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)(c)	North America	Leveraged Buyout		5,155,223	4,785,782	1.49%	12/31/2021
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout		1,966,883	1,643,476	0.51%	12/31/2021
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	Leveraged Buyout		13,069,191	25,532,428	7.93%	6/22/2021
Icon Partners IV, L.P.(a)(b)(c)	North America	Leveraged Buyout		8,349,670	8,660,183	2.69%	5/21/2021
Icon Partners V, L.P.(a)(b)	North America	Leveraged Buyout		7,407,407	7,407,407	2.30%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout		521,942	662,147	0.21%	12/31/2021
Institutional Venture Partners XII, L.P.(a)(b)	North America	Venture		342,941	96,975	0.03%	12/31/2019
Institutional Venture Partners XIV, L.P.(a)(b)	North America	Leveraged Buyout		2,739,254	2,645,915	0.82%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(b)(c)	Jersey	Private Credit		245,618	518,006	0.16%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout		2,753,434	2,742,888	0.85%	10/27/2021
JK&B Capital V, L.P.(a)(b)(d)	North America	Venture		148,521	196,399	0.06%	12/31/2019
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout		1,601,344	3,289,096	1.02%	12/31/2020
Littlejohn Fund IV, LP(a)(b)(c)	North America	Leveraged Buyout		265,888	400,896	0.12%	9/30/2021
MDV IX, L.P.(a)(b)	North America	Venture		799,539	2,140,564	0.66%	12/31/2020
Milestone Partners FS LP(a)(b)(c)	North America	Leveraged Buyout		1,523,529	1,647,023	0.51%	12/31/2021
Milestone Partners IV, L.P.(a)(b)(c)	North America	Leveraged Buyout		1,260,993	1,676,259	0.52%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture		572,678	1,340,098	0.42%	12/31/2020
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit		2,880,849	1,900,000	0.59%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit		942,693	1,234,963	0.38%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit		1,468,318	1,800,615	0.56%	11/1/2021
OCM Principal Opportunities Fund IV, L.P.(b)	North America	Private Credit		(2,649)	-	0.00%	7/30/2021
Onex Partners III LP(b)	North America	Leveraged Buyout		511,565	670,000	0.21%	10/1/2021
Park Square Capital Partners II, L.P.(b)	Guernsey	Private Credit		1,683,853	2,187,951	0.68%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout		449,508	2,225,350	0.69%	12/31/2019
Pegasus WSJLL Fund, L.P.(a)(b)	North America	Leveraged Buyout		8,456,626	8,433,305	2.62%	12/14/2021
Point 406 Ventures I, L.P.(a)(b)	North America	Venture		1,865,426	1,131,106	0.35%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout		8,344,680	9,265,256	2.88%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout		6,300,000	6,187,500	1.92%	12/15/2021
Quad-C Partners VIII, LP(a)(b)	North America	Leveraged Buyout		672,899	443,728	0.14%	9/30/2021
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture		3,020,976	2,351,392	0.73%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture		918,894	1,079,824	0.34%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(c)	North America	Leveraged Buyout		1,487,996	2,115,813	0.66%	12/31/2020
Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout		1,617,956	1,836,435	0.57%	12/31/2021
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout		423,769	760,403	0.24%	6/30/2021
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout		1,857,148	2,218,124	0.69%	12/8/2020
StepStone Real Estate Partners III, L.P.(b)(c)	North America	Fund of Funds		149,758	221,820	0.07%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)(c)	North America	Leveraged Buyout		2,832,551	3,082,631	0.96%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)(c)	North America	Private Credit		828,415	936,700	0.29%	6/30/2021
TA Subordinated Debt Fund III, L.P.(b)	North America	Private Credit		890,213	966,848	0.30%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit		26,042	283,111	0.09%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit		10,776,405	13,583,490	4.22%	7/1/2021
TowerBrook Investors IV (OS), L.P.(a)(b)	North America	Leveraged Buyout		4,554,115	4,828,402	1.50%	12/31/2021
Tudor Ventures III, L.P.(a)(b)	North America	Venture		-	22,285	0.01%	12/31/2019
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout		74,140	115,715	0.04%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout		585,442	960,300	0.30%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)(b)	North America	Leveraged Buyout		282,671	358,613	0.11%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture		6,548,058	1,451,732	0.45%	12/31/2020
Total Secondary Investments (Cost $184,343,037) (71.67%)***					230,868,819
Total Investment Funds (Cost $192,133,488) (74.64%)***					$240,442,523

Short-Term Investment (32.08%)***
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (e)			103,353,628		$103,353,628
Total Money Market Fund (Cost $103,353,628) (32.08%)***					$103,353,628

Total Investments (Cost $295,487,116) (106.72%)***					$343,796,151
Liabilities less other assets (-6.72%)***					(21,630,441)
Shareholders' Capital - 100.00%***					$322,165,710

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	The geographic region disclosed is based on where each Investment Fund is domiciled.

***	As a percentage of total shareholders' capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.